Impairment tests	6 Months Ended
Jun. 30, 2020
Text block1 [abstract]
Impairment tests
Note 4. Impairment tests
Our cash-generating units (“CGUs”) correspond to the operating/reportable segments: Therapeutics and Plants.
No indicator of impairment has been identified for any intangible or tangible assets in either of the CGUs at the end of the six-month
periods ended June 30, 2019 and June 30, 2020.